MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	12 Months Ended
Dec. 31, 2025
Disclosure of material accounting policy information [Abstract]
Cash and Cash Equivalents [Policy Text Block]

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance, are readily convertible to known amounts of cash, and which are subject to insignificant risk of changes in value to be cash equivalents.

Property and Equipment [Policy Text Block]

Property and Equipment

The Company depreciates the cost of property and equipment over their estimated useful lives using the declining balance basis at the following rates:

Computer equipment	55%
Furniture and equipment	20%

Residual values and useful economic lives are reviewed at least annually, and adjusted if appropriate, at each reporting date. Subsequent expenditure relating to an item of property and equipment is capitalized when it is probable that future economic benefits from the use of the assets will be increased. All other subsequent expenditures are recognized as repairs and maintenance expenses during the period in which they are incurred. Gains and losses on disposal of equipment are determined by comparing the proceeds from disposal with the carrying amount of the asset and are recognized net within other income in the consolidated statement of operations and comprehensive loss.

Impairment of Non-Current Assets [Policy Text Block]

Impairment of Non-Current Assets

At each reporting date, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there are any indications of impairment. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any.

Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the cash generating unit ("CGU") to which the asset belongs. The recoverable amount is determined as the higher of fair value less direct costs to sell and the asset's value in use. In assessing value in use, the estimated future cash flows are discounted to their present value. Estimated future cash flows are calculated using estimated recoverable reserves, estimated future commodity prices, and the expected future operating and capital costs. The pre-tax discount rate applied to the estimated future cash flows reflects current market assessments of the time value of money and the risks specific to the asset for which the future cash flow estimates have not been adjusted.

If the carrying amount of an asset or CGU exceeds its recoverable amount, the carrying amount of the asset or CGU is reduced to its recoverable amount through an impairment charge to the consolidated statement of operations and comprehensive loss.

Assets that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstance indicate that the impairment may have reversed. When an impairment subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but only so that the increased carrying amount does not exceed the carrying amount that would have been determined (net of depreciation, depletion and amortization) had no impairment loss been recognized for the asset or CGU in prior periods. A reversal of impairment is recognized as a gain in the consolidated statement of operations and comprehensive loss.

Foreign Currency Translation [Policy Text Block]

Foreign Currency Translation

The functional currency of the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. The Company's and its subsidiaries' functional currency is the Canadian dollar.

Transactions denominated in currencies other than the functional currency are translated using the exchange rate in effect on the transaction date or at the annual average rate. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange in effect at the consolidated statements of financial position date. Non-monetary items are translated using the historical rate on the date of the transaction. Foreign exchange gains and losses are included in the consolidated statement of operations and comprehensive loss.

Financial Instruments [Policy Text Block]

Financial Instruments

Financial assets and financial liabilities are recognized when the Company becomes a party to the contractual provisions of the respective instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are included in the initial carrying value of the related instrument and are amortized using the effective interest method. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in the consolidated statement of operations and comprehensive loss.

Fair value estimates are made at the statement of financial position date based on relevant market information and information about the financial instrument. All financial instruments are classified into either: fair value through profit or loss (“FVTPL”) or amortized cost.

The Company has made the following classifications:

Cash	Amortized cost
Short-term investments	Amortized cost
Other receivables (excluding GST)	Amortized cost
Deposits	FVTPL
Investments	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Due to related parties	Amortized cost

Financial assets

IFRS 9 – Financial Instruments (“IFRS 9”) establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive income (“FVOCI”) and fair value through profit or loss (“FVTPL”). The Company determines the classification of the financial assets at initial recognition. The basis of classification depends on the Company’s business model for managing its financial instruments and the contractual cash flow characteristics of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component that is initially measured at the transaction price) is initially measured at fair value plus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition. Subsequent to initial recognition, financial assets are measured at amortized cost using the effective interest method, less any impairment.

Financial assets at amortized cost

Financial assets are measured at amortized cost if they are not designated at FVTPL, and the following conditions are met:

  are non-derivative financial assets which are held within a business model whose objective is to hold assets to collect contractual cash flows and selling financial assets; and, the contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at FVTOCI

Financial assets are measured at fair value through other comprehensive income only if they not designated at FVTPL, and the following conditions are met:

  it has been held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and, the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Interest income is calculated using the effective interest method and gains or losses arising from impairment and foreign exchange are recognized in the consolidated statement of operations and comprehensive loss. All other changes in the carrying amount of financial assets are recognized in other comprehensive income. Upon derecognition, the cumulative gain or loss previously recognized in other comprehensive income is reclassified to the consolidated statement of operations and comprehensive loss. The Company does not hold any financial assets measured at fair value through other comprehensive income.

Financial assets at FVTPL

Assets that do not meet the criteria to be measured at amortized cost, or fair value through other comprehensive income, are measured at fair value through profit or loss. All interest income and changes in the financial assets’ carrying amount are recognized in the consolidated statement of operations and comprehensive loss.

Impairment of financial assets

Financial assets, other than those classified as FVTPL, are assessed for indicators of impairment at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial asset, the estimated future cash flows of the investment have been decreased.

The carrying amount of the financial asset is reduced by the impairment loss directly for all financial assets with the exception of trade receivables, where the carrying amount is reduced through the use of an allowance account.

When a trade receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are offset against the allowance account. Changes in the carrying amount of the allowance account are recognized in the consolidated statement of operations and comprehensive loss. Loss allowances are based on the lifetime expected credit losses that result from all possible default events over the expected life of the trade receivable, using the simplified approach.

For financial assets measured at amortized cost, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through the consolidated statement of operations and comprehensive loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Financial liabilities and equity instruments

Classification as debt or equity

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized as the proceeds received, net of direct issue costs.

Other financial liabilities

Other financial liabilities (including loans and borrowings and trade payables and other liabilities) are initially measured at fair value, net of transaction costs. Subsequently, other financial liabilities are measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

Revenue Recognition [Policy Text Block]

Revenue Recognition

The Company's accounting policy for revenue recognition under IFRS 15, Revenue from Contracts with Customers, follows a five-step model to determine the amount and timing of revenue to be recognized:

1. Identifying the contract with a customer;

2. Identifying the performance obligations within the contract;

3. Determining the transaction price;

4. Allocating the transaction price to the performance obligations; and

5. Recognizing revenue when/as performance obligation(s) are satisfied.

Revenue is recognized when or as the associated performance obligations are delivered and based on the expected consideration to be received. The Company generates revenues from licensing the right to use the Company's intellectual property. The fees that are outlined in an agreement are recognized when the Company's obligations have been performed. For licenses with multiple performance obligations, the Company will identify specific distinct goods and services and will recognize revenue when the performance obligations for each distinct good or service has been performed.

The Company also analyzes its collaboration arrangements to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed throughout the life of the arrangement based on changes in the responsibilities of all parties in the arrangement. The Company assesses whether there are any elements of the collaboration that are more reflective of a vendor-customer relationship and is therefore within the scope of IFRS 15. For these elements of the arrangement that are accounted for pursuant to IFRS 15, the Company applies the five-step model above. The collaboration arrangements entered into during the years ended December 31, 2025 and 2024 did not meet the scope of IFRS 15. Refer to Note 19.

IFRS 11 characterizes a joint arrangement as parties that are bound by a contractual arrangement, and that the contractual arrangement gives two or more of those parties joint control over the arrangement. The Company assessed all of the collaboration agreements entered into during the years ended December 31, 2025 and 2024, and determined that none of the collaboration agreements met the characteristics of a joint arrangement due to the absence of joint control.

Research and Development Costs [Policy Text Block]

Research and Development Costs

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in the consolidated statement of operations and comprehensive loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products or processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labour, overhead costs that are directly attributable to preparing the asset for its intended use, and borrowing costs on qualifying assets. Other development expenditures are recognized in the consolidated statements of operations and comprehensive loss as incurred.

Share-based Compensation [Policy Text Block]

Share-based Compensation

The grant date fair value of equity-based payment awards granted to employees is generally recognized as share-based compensation expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant date fair value is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.

The fair value of stock options is measured at the grant date using the Black-Scholes option pricing model. The fair value is recognized as an expense over the vesting period, which is the period over which all of the specified vesting conditions are satisfied with a corresponding increase in equity. For awards with graded vesting, the fair value of each tranche is recognized over its respective vesting period. Non-market vesting conditions are considered in making assumptions about the number of awards that are expected to vest. When the options are exercised, any proceeds received are credited to share capital along with the amount reflected in share-based payment reserve.

Convertible Debentures [Policy Text Block]

Convertible Debentures

Convertible debentures are financial instruments which in accordance to IAS 32 contain a separate financial liability and equity instrument or derivative liability. These financial instruments are accounted for separately dependent on the nature of their components. The identification of such components embedded within a convertible debenture requires significant judgment given that it is based on the interpretation of the substance of the contractual arrangement. The debt component is measured at fair value on the initial recognition using a market interest rate and the residual value assigned to the equity conversion feature. Subsequent to initial recognition, the equity conversion feature is not re-measured while the debt components are accreted to the face value of the convertible debenture using the effective interest rate through periodic charges to finance expense over the term of the convertible debenture. When the convertible debenture converted to shares under original terms of the convertible debenture, the carrying amount of the debt component is derecognized and recorded as share capital in the consolidated statement of changes in shareholders’ equity.

Investment in Associate [Policy Text Block]

Investment in Associate

An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies. The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Company’s investment in its associate is accounted for using the equity method. Under the equity method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint venture is included in the carrying amount of the investment and is not tested for impairment separately. The consolidated statement of operations and comprehensive loss reflects the Company’s share of the results of operations of the associate. Any change in other comprehensive income of those investees is presented as part of the Company’s other comprehensive income. In addition, when there has been a change recognized directly in the equity of the associate, the Company recognizes its share of any changes, when applicable, in the consolidated statement of changes in shareholders’ equity. Unrealized gains and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate. The aggregate of the Company’s share of operating results of an associate is shown on the face of the consolidated statement of operations and comprehensive loss and represents net income or loss after tax and non-controlling interests in the subsidiaries of the associate. The consolidated financial statements of the associate are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company. The Company’s share of an associate’s losses that are in excess of its investment in the associate are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Company determines whether there is objective evidence that the investment in the associate is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss in the consolidated statement of operations and comprehensive loss.

Upon loss of significant influence over the associate, the Company measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retained investment and proceeds from disposal is recognized in the consolidated statement of operations and comprehensive loss.

Related Party Transactions [Policy Text Block]

Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Loss Per Share [Policy Text Block]

Loss Per Share

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period. The computation of diluted loss per share assumes the conversion, exercise or contingent issuance of securities only when such conversion, exercise or issuance would have a dilutive effect on the income per share. The dilutive effect of convertible securities is reflected in the diluted loss per share by application of the "if converted" method. When a loss is incurred during the period, basic and diluted loss per share are the same as the exercise of stock options, share purchase warrants, and restricted share units is considered to be anti-dilutive. As at December 31, 2025, the Company has 7,020,223 (2024 - 6,886,616) potentially dilutive shares outstanding.

Income Taxes [Policy Text Block]

Income Taxes

Tax expense recognized in the consolidated statements of operations and comprehensive loss comprises the sum of current and deferred income taxes not recognized in other comprehensive income or directly in equity.

i) Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.

ii) Deferred income tax

Deferred income tax is recognized using the liability method on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. However, the deferred income tax is not recognized if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable income or loss and that at the time of the transaction, does not give rise to equal taxable and deductible temporary differences. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the reporting date and are expected to apply when the related deferred income tax asset is realized, or the deferred income tax liability is settled. A deferred income tax asset is recognized to the extent that it is probable that future taxable income will be available against which the temporary difference can be utilized. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. Changes in deferred income tax assets or liabilities are recognized as a component of tax income or expense in the consolidated statement of operations and comprehensive loss except where they related to items that are recognized in other comprehensive income or directly in equity, in which case, related deferred tax is also recognized in other comprehensive income or equity, respectively.

Deferred income tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Recent Accounting Pronouncements [Policy Text Block]

Recent Accounting Pronouncements

A number of new standards, and amendments to standards and interpretations, are not yet effective for the year ended December 31, 2025, and have not been early adopted in preparing these consolidated financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18 – Presentation and Disclosure in Financial Statements which will replace IAS 1, Presentation of Financial Statements. The key new concepts introduced in IFRS 18 relate to the structure of the consolidated statement of earnings (loss), required disclosures in the consolidated financial statements for certain earnings or loss performance measures that are reported outside an entity’s consolidated financial statements and enhanced principles on aggregation and disaggregation which apply to the primary consolidated financial statements and notes in general. IFRS 18 will apply for reporting periods beginning on or after January 1, 2027, and also applies to comparative information. The Company is still in the process of assessing the impact of this standard on its consolidated financial statements.

Amendments to the Classification and Measurement of Financial Instruments (“Amendments to IFRS 9 and IFRS 7”)

In May 2024, the IASB issued Amendments to IFRS 9 and IFRS 7 which clarify the date of recognition and derecognition of some financial assets and liabilities with a new exception for some financial liabilities settled through an electronic cash transfer system, clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion, add new disclosures for certain instruments with contractual terms that can change cash flows such as instruments with features linked to the achievement of environment, social and governance targets; and update the disclosures for equity instruments designated at FVOCI. Amendments to IFRS 9 and IFRS 7 is effective for periods beginning on or after January 1, 2026, with early adoption permitted. The Company is still in the process of assessing the impact of this standard on its consolidated financial statements.